Financial Instruments - Additional Information (Detail) $ in Millions		3 Months Ended
	Aug. 11, 2014 USD ($)	Sep. 30, 2016 Vessel	Aug. 31, 2014
Logitel Offshore Holdings As [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of noncontrolling interest acquired	100.00%		100.00%
Portion of purchase price paid in cash	$ 4.0
Potential additional cash amount for purchase price	$ 27.6
Impaired Asset [Member] | UMS Segment [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of vessels | Vessel		2